Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Computer equipment	3 years

Schedule of Company’s Revenue by Revenue Categories

The following table shows the Company’s revenue by revenue categories for the periods indicated.

	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
New construction	2,466,676	2,214,121	1,710,936
Reconstruction	466,166	1,418,330	1,095,997
A&A	719,903	1,346,959	1,040,846
Other general contracting services	81,288	188,301	145,507
Total revenue	3,734,033	5,167,711	3,993,286

Schedule of Suppliers or Subcontractors Accounts Payable

The table below sets out the suppliers or subcontractors who accounted for 10% or more of the Company’s total accounts payable as of December 31, 2025 and June 30, 2026.

		Percentage of accounts payable (%)
Name of Supplier/Subcontractor	Products/services supplied	As of December 31, 2025	As of June 30, 2026 (Unaudited)
Subcontractor A	Subcontract service	27	5
Subcontractor B	Subcontract service	8	11